Average Annual Total Returns{- Fidelity® MSCI Industrials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Industrials Index ETF	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN1 Past 1 year	IXWN1 Past 5 years	IXWN1 Since Inception		MC019 Past 1 year	MC019 Past 5 years	MC019 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	13.71%	13.54%	10.96%	[1]	13.25%	13.06%	10.50%	[1]	8.29%	10.75%	8.77%	[1]	13.82%	13.66%	11.08%	[1]	13.82%	13.66%	11.08%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013